Vari-Exceptional Life

Allmerica Variable Inheiritage

Allmerica Estate Optimizer

Vari-Exceptional Life Plus

We will be mailing you a paper update of this document annually. If you would prefer to receive it electronically, please visit www.e-z-delivery.com to sign up.

ALLMERICA FINANCIAL®

ANNUAL REPORT

DECEMBER 31, 2005

Please see important Prospectus Supplements in the back of this document.

General Information

as of 12/31/05

Investment Advisers

A I M Advisors, Inc.

11 Greenway Plaza, Houston, TX 77046

AIM V.I. Global Health Care Fund

Alliance Capital Management L.P.

1345 Avenue of the Americas, New York, NY 10105

AllianceBernstein Large Cap Growth Portfolio

Allmerica Financial Investment Management Services, Inc.

440 Lincoln Street, Worcester, MA 01653

Investment Sub-Advisers

Opus Investment Management, Inc.

440 Lincoln Street, Worcester, MA 01653

Equity Index Fund

Government Bond Fund

Money Market Fund

Select Investment Grade Income Fund

Cramer Rosenthal McGlynn, LLC

520 Madison Avenue, New York, NY 10022

Select Value Opportunity Fund

GE Asset Management Incorporated

3003 Summer Street, Stamford, CT 06904

Select Growth Fund (Co-Sub-Adviser)

Goldman Sachs Asset Management, L.P.

32 Old Slip, New York, NY 10005

Core Equity Fund (Co-Sub-Adviser)

Grantham, Mayo, Van Otterloo & Co. LLC

40 Rowes Wharf, Boston, MA 02110

Select International Equity Fund (Co-Sub-Adviser)

J.P. Morgan Investment Management Inc.

522 Fifth Avenue, New York, NY 10036

Select International Equity Fund (Co-Sub-Adviser)

Jennison Associates LLC

466 Lexington Avenue, New York, NY 10017

Select Growth Fund (Co-Sub-Adviser)

T. Rowe Price Associates, Inc.

100 East Pratt Street, Baltimore, MD 21202

Select Capital Appreciation Fund

UBS Global Asset Management (Americas) Inc.

One North Wacker Drive, Chicago, IL 60606

Core Equity Fund (Co-Sub-Adviser)

Investment Advisers (continued)

Fidelity Management & Research Company

82 Devonshire Street, Boston, MA 02109

Fidelity VIP Asset Manager Portfolio

Fidelity VIP Equity-Income Portfolio

Fidelity VIP Growth Portfolio

Fidelity VIP High Income Portfolio

Fidelity VIP Index 500 Portfolio

Fidelity VIP Money Market Portfolio

Fidelity VIP Overseas Portfolio

Franklin Advisers, Inc.

One Franklin Parkway, San Mateo, CA 94403

FT VIP Franklin Large Cap Growth Securities Fund

FT VIP Franklin Small-Mid Cap Growth Securities Fund

Janus Capital Management LLC

100 Fillmore Street, Denver, CO 80206

Janus Aspen Large Cap Growth Portfolio

Mondrian Investment Partners Ltd.

80 Cheapside, London, EC2V6EE, United Kingdom

Delaware VIP International Value Equity Series

T. Rowe Price International, Inc.

100 East Pratt Street, Baltimore, MD 21202

T. Rowe Price International Stock Portfolio

One or more funds may not be available under the variable product which you have chosen. Inclusion in this report of a fund which is not available under your contract/policy is not to be considered a solicitation. To identify the funds available through your variable product, please refer to the Product Performance Summary herein.

Important Performance Information Regarding Your

Variable Life Insurance Policy

Monthly total return figures presented for variable life insurance products are net of the total fund operating expenses, mortality expense and monthly charges made against the sub-accounts. The “without surrender charges” total return figures do not reflect surrender charges. If these charges were deducted, the returns would be significantly lower. The figures do not illustrate how investment performance of the underlying funds will affect policy values and benefits because they do not reflect deduction of all applicable policy charges. When reviewing performance “without surrender charges”, consider that if actual surrender charges were applied performance figures would be lower. Principal, unit value and investment return will fluctuate, and therefore, the policy cash value and death benefit may vary accordingly. Past performance is not a guarantee of future results. An investor’s shares, when redeemed, may be worth more or less than their original cost. Current data may be lower or higher than data quoted. The funds are available as variable sub-accounts in a variety of Allmerica variable life insurance products and are not available for direct investment. Returns for periods greater than one year have been annualized, assume a steady compound rate of return and are not year-by-year results which varied over the periods shown. Inception date represents the inclusion of the underlying fund as an investment option in the portfolio of the variable life insurance product.

Many of the underlying funds in which the sub-accounts invest existed prior to the date the sub-accounts commenced operations. In the attached table, the specified period is based on the inception date of each underlying fund rather than the inception date of the sub-account. As such, the table represents what the performance of the sub-account would have been if the sub-account had been both in existence and invested in the corresponding underlying fund since the date indicated. In that respect, the numbers are hypothetical and are not the actual performance numbers for the sub-accounts or the policy.

RISK DISCLOSURE

International and emerging markets investing may involve additional risks including, but not limited to, political or currency risks that do not apply to domestic investments. Investments in high yield bonds involve greater credit risks than investments in higher rated securities. Investments in small companies present greater risk of loss than investments in larger, well-established companies. Investment in the Money Market Fund is neither insured nor guaranteed by the FDIC, NCUA, or any other government agency. Although the fund seeks to maintain a stable net asset value of $1.00 per share, it is possible to lose money by investing in the fund.

TO OBTAIN A PROSPECTUS AND/OR AN ILLUSTRATION

To obtain a prospectus, download one from www.allmerica.com or call our customer service line at 800-533-7881. Please read it carefully. Consider the product’s objectives, risks, charges and expenses before you invest. The prospectus contains this and other important information about the product.

If you own a life insurance policy and would like to request a personalized illustration of death benefits, cash surrender values and cash values, you may call our customer service line at 800-533-7881.

Variable insurance products are issued by Allmerica Financial Life Insurance and Annuity Company and First Allmerica Life Insurance Company, and are distributed through VeraVest Investments, Inc., member NASD/SIPC, located at 440 Lincoln Street, Worcester, MA 01653, 508-855-1000.

04-0027(12/04)

Product Performance Summary

Vari-Exceptional Life ‘87 (AFLIAC)

Average Annual Total Returns as of 12/31/05

The average annual total returns for the Vari-Exceptional Life ‘87 sub-accounts of AFLIAC are summarized below. The returns shown are net of total underlying fund expenses and all sub-account charges, but do not include insurance charges, including the premium expense charge, monthly charges under the policy, surrender charges or transaction charges. If the returns included the effect of these additional charges, they would have been significantly lower. For returns of the underlying funds that do not reflect the deduction of insurance and sub-account charges please refer to the following individual portfolio reviews.

			Without Surrender and Monthly Policy Charges
Sub-Accounts	Fund Inception Date	Sub- Account Inception Date	1 Year	5 Years	10 Years or Life of Fund (if less)	10 Years or Life of Sub- Account (if less)

Allmerica Investment Trust
AIT Core Equity Fund	4/29/85	11/19/87	5.07%	-1.89%	6.20%	6.20%
AIT Equity Index Fund	9/28/90	10/25/90	3.44%	-0.75%	7.68%	7.68%
AIT Government Bond Fund	8/26/91	11/6/91	0.64%	3.46%	4.08%	4.08%
AIT Money Market Fund	4/29/85	12/22/87	1.81%	1.15%	2.88%	2.88%
AIT Select Capital Appreciation Fund	4/28/95	4/28/95	13.65%	7.09%	9.82%	9.82%
AIT Select Growth Fund	8/21/92	9/17/92	6.42%	-5.36%	5.55%	5.55%
AIT Select International Equity Fund	5/2/94	5/3/94	11.40%	-0.11%	5.41%	5.41%
AIT Select Investment Grade Income Fund	4/29/85	12/2/87	0.93%	4.07%	4.54%	4.54%
AIT Select Value Opportunity Fund	4/30/93	5/6/93	6.22%	9.80%	12.30%	12.30%

Alliance Variable Products Series Fund, Inc. (Class B)
AllianceBernstein Large Cap Growth Portfolio	6/26/92	5/1/01	13.81%	-3.47%	7.82%	-2.73%

Delaware VIP Trust
Delaware VIP International Value Equity Series	10/29/92	5/18/93	11.86%	8.04%	8.74%	8.74%

Fidelity Variable Insurance Products Fund
Fidelity VIP Asset Manager Portfolio	9/6/89	5/11/94	3.11%	1.61%	5.80%	5.80%
Fidelity VIP Equity-Income Portfolio	10/9/86	11/16/87	4.91%	3.03%	7.66%	7.66%
Fidelity VIP Growth Portfolio	10/9/86	11/16/87	4.85%	-4.38%	6.33%	6.33%
Fidelity VIP High Income Portfolio	9/19/85	11/19/87	1.78%	4.57%	2.55%	2.55%
Fidelity VIP Money Market Portfolio	4/1/82	12/10/87	2.12%	1.29%	2.94%	2.94%
Fidelity VIP Overseas Portfolio	1/28/87	11/19/87	17.97%	3.10%	6.23%	6.23%

Franklin Templeton Variable Insurance Products Trust (Class 2)
FT VIP Franklin Large Cap Growth Securities Fund	5/1/96	5/1/01	0.15%	-2.20%	7.05%	-2.27%
FT VIP Franklin Small-Mid Cap Growth Securities Fund	11/1/95	5/1/01	3.84%	-1.52%	8.32%	0.57%

Janus Aspen Series (Service Shares)
Janus Aspen Large Cap Growth Portfolio	9/13/93	5/1/01	3.08%	-5.60%	5.54%	-4.81%

T. Rowe Price International Series, Inc.
T. Rowe Price International Stock Portfolio	3/31/94	6/25/95	14.99%	0.92%	4.15%	4.15%

Returns in the column designated as “Life of Fund” assume an investment in the underlying funds listed above on the date of inception of each fund, if the fund has been in existence for less than ten years. Returns in the column designated as “Life of Sub-Account” assume an investment in the underlying funds listed above on the date of inception of each sub-account, if the sub-account has been in existence for less than ten years. All full surrenders, or withdrawals in excess of the free amount, may be subject to a surrender charge.

Returns in this report are historical and are not indicative of future results. The return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost.

Important Performance Information Regarding Your

Variable Life Insurance Policy

Monthly total return figures presented for variable life insurance products are net of the total fund operating expenses, mortality expense and monthly charges made against the sub-accounts. The “without surrender charges” total return figures do not reflect surrender charges. If these charges were deducted, the returns would be significantly lower. The figures do not illustrate how investment performance of the underlying funds will affect policy values and benefits because they do not reflect deduction of all applicable policy charges. When reviewing performance “without surrender charges”, consider that if actual surrender charges were applied performance figures would be lower. Principal, unit value and investment return will fluctuate, and therefore, the policy cash value and death benefit may vary accordingly. Past performance is not a guarantee of future results. An investor’s shares, when redeemed, may be worth more or less than their original cost. Current data may be lower or higher than data quoted. The funds are available as variable sub-accounts in a variety of Allmerica variable life insurance products and are not available for direct investment. Returns for periods greater than one year have been annualized, assume a steady compound rate of return and are not year-by-year results which varied over the periods shown. Inception date represents the inclusion of the underlying fund as an investment option in the portfolio of the variable life insurance product.

Many of the underlying funds in which the sub-accounts invest existed prior to the date the sub-accounts commenced operations. In the attached table, the specified period is based on the inception date of each underlying fund rather than the inception date of the sub-account. As such, the table represents what the performance of the sub-account would have been if the sub-account had been both in existence and invested in the corresponding underlying fund since the date indicated. In that respect, the numbers are hypothetical and are not the actual performance numbers for the sub-accounts or the policy.

RISK DISCLOSURE

International and emerging markets investing may involve additional risks including, but not limited to, political or currency risks that do not apply to domestic investments. Investments in high yield bonds involve greater credit risks than investments in higher rated securities. Investments in small companies present greater risk of loss than investments in larger, well-established companies. Investment in the Money Market Fund is neither insured nor guaranteed by the FDIC, NCUA, or any other government agency. Although the fund seeks to maintain a stable net asset value of $1.00 per share, it is possible to lose money by investing in the fund.

TO OBTAIN A PROSPECTUS AND/OR AN ILLUSTRATION

To obtain a prospectus, download one from www.allmerica.com or call our customer service line at 800-533-7881. Please read it carefully. Consider the product’s objectives, risks, charges and expenses before you invest. The prospectus contains this and other important information about the product.

If you own a life insurance policy and would like to request a personalized illustration of death benefits, cash surrender values and cash values, you may call our customer service line at 800-533-7881.

Variable insurance products are issued by Allmerica Financial Life Insurance and Annuity Company and First Allmerica Life Insurance Company, and are distributed through VeraVest Investments, Inc., member NASD/SIPC, located at 440 Lincoln Street, Worcester, MA 01653, 508-855-1000.

04-0027(12/04)

Product Performance Summary

Vari-Exceptional Life ‘91 (AFLIAC)

Average Annual Total Returns as of 12/31/05

The average annual total returns for the Vari-Exceptional Life ‘91 sub-accounts of AFLIAC are summarized below. The returns shown are net of total underlying fund expenses and all sub-account charges, but do not include insurance charges, including the premium expense charge, monthly charges under the policy, surrender charges or transaction charges. If the returns included the effect of these additional charges, they would have been significantly lower. For returns of the underlying funds that do not reflect the deduction of insurance and sub-account charges please refer to the following individual portfolio reviews.

			Without Surrender and Monthly Policy Charges
Sub-Accounts	Fund Inception Date	Sub- Account Inception Date	1 Year	5 Years	10 Years or Life of Fund (if less)	10 Years or Life of Sub- Account (if less)

Allmerica Investment Trust
AIT Core Equity Fund	4/29/85	11/19/87	5.07%	-1.89%	6.20%	6.20%
AIT Equity Index Fund	9/28/90	10/25/90	3.44%	-0.75%	7.68%	7.68%
AIT Government Bond Fund	8/26/91	11/6/91	0.64%	3.46%	4.08%	4.08%
AIT Money Market Fund	4/29/85	12/22/87	1.81%	1.15%	2.88%	2.88%
AIT Select Capital Appreciation Fund	4/28/95	4/28/95	13.65%	7.09%	9.82%	9.82%
AIT Select Growth Fund	8/21/92	9/17/92	6.42%	-5.36%	5.55%	5.55%
AIT Select International Equity Fund	5/2/94	5/3/94	11.40%	-0.11%	5.41%	5.41%
AIT Select Investment Grade Income Fund	4/29/85	12/2/87	0.93%	4.07%	4.54%	4.54%
AIT Select Value Opportunity Fund	4/30/93	5/6/93	6.22%	9.80%	12.30%	12.30%

Alliance Variable Products Series Fund, Inc. (Class B)
AllianceBernstein Large Cap Growth Portfolio	6/26/92	5/1/01	13.81%	-3.47%	7.82%	-2.73%

Delaware VIP Trust
Delaware VIP International Value Equity Series	10/29/92	5/18/93	11.86%	8.04%	8.74%	8.74%

Fidelity Variable Insurance Products Fund
Fidelity VIP Asset Manager Portfolio	9/6/89	5/11/94	3.11%	1.61%	5.80%	5.80%
Fidelity VIP Equity-Income Portfolio	10/9/86	11/16/87	4.91%	3.03%	7.66%	7.66%
Fidelity VIP Growth Portfolio	10/9/86	11/16/87	4.85%	-4.38%	6.33%	6.33%
Fidelity VIP High Income Portfolio	9/19/85	11/19/87	1.78%	4.57%	2.55%	2.55%
Fidelity VIP Money Market Portfolio	4/1/82	12/10/87	2.12%	1.29%	2.94%	2.94%
Fidelity VIP Overseas Portfolio	1/28/87	11/19/87	17.97%	3.10%	6.23%	6.23%

Franklin Templeton Variable Insurance Products Trust (Class 2)
FT VIP Franklin Large Cap Growth Securities Fund	5/1/96	5/1/01	0.15%	-2.20%	7.05%	-2.27%
FT VIP Franklin Small-Mid Cap Growth Securities Fund	11/1/95	5/1/01	3.84%	-1.52%	8.32%	0.57%

Janus Aspen Series (Service Shares)
Janus Aspen Large Cap Growth Portfolio	9/13/93	5/1/01	3.08%	-5.60%	5.54%	-4.81%

T. Rowe Price International Series, Inc.
T. Rowe Price International Stock Portfolio	3/31/94	6/25/95	14.99%	0.92%	4.15%	4.15%

Returns in the column designated as “Life of Fund” assume an investment in the underlying funds listed above on the date of inception of each fund, if the fund has been in existence for less than ten years. Returns in the column designated as “Life of Sub-Account” assume an investment in the underlying funds listed above on the date of inception of each sub-account, if the sub-account has been in existence for less than ten years. All full surrenders, or withdrawals in excess of the free amount, may be subject to a surrender charge.

Returns in this report are historical and are not indicative of future results. The return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost.

Important Performance Information Regarding Your

Variable Life Insurance Policy

Monthly total return figures presented for variable life insurance products are net of the total fund operating expenses, mortality expense and monthly charges made against the sub-accounts. The “without surrender charges” total return figures do not reflect surrender charges. If these charges were deducted, the returns would be significantly lower. The figures do not illustrate how investment performance of the underlying funds will affect policy values and benefits because they do not reflect deduction of all applicable policy charges. When reviewing performance “without surrender charges”, consider that if actual surrender charges were applied performance figures would be lower. Principal, unit value and investment return will fluctuate, and therefore, the policy cash value and death benefit may vary accordingly. Past performance is not a guarantee of future results. An investor’s shares, when redeemed, may be worth more or less than their original cost. Current data may be lower or higher than data quoted. The funds are available as variable sub-accounts in a variety of Allmerica variable life insurance products and are not available for direct investment. Returns for periods greater than one year have been annualized, assume a steady compound rate of return and are not year-by-year results which varied over the periods shown. Inception date represents the inclusion of the underlying fund as an investment option in the portfolio of the variable life insurance product.

Many of the underlying funds in which the sub-accounts invest existed prior to the date the sub-accounts commenced operations. In the attached table, the specified period is based on the inception date of each underlying fund rather than the inception date of the sub-account. As such, the table represents what the performance of the sub-account would have been if the sub-account had been both in existence and invested in the corresponding underlying fund since the date indicated. In that respect, the numbers are hypothetical and are not the actual performance numbers for the sub-accounts or the policy.

RISK DISCLOSURE

International and emerging markets investing may involve additional risks including, but not limited to, political or currency risks that do not apply to domestic investments. Investments in high yield bonds involve greater credit risks than investments in higher rated securities. Investments in small companies present greater risk of loss than investments in larger, well-established companies. Investment in the Money Market Fund is neither insured nor guaranteed by the FDIC, NCUA, or any other government agency. Although the fund seeks to maintain a stable net asset value of $1.00 per share, it is possible to lose money by investing in the fund.

TO OBTAIN A PROSPECTUS AND/OR AN ILLUSTRATION

To obtain a prospectus, download one from www.allmerica.com or call our customer service line at 800-533-7881. Please read it carefully. Consider the product’s objectives, risks, charges and expenses before you invest. The prospectus contains this and other important information about the product.

If you own a life insurance policy and would like to request a personalized illustration of death benefits, cash surrender values and cash values, you may call our customer service line at 800-533-7881.

Variable insurance products are issued by Allmerica Financial Life Insurance and Annuity Company and First Allmerica Life Insurance Company, and are distributed through VeraVest Investments, Inc., member NASD/SIPC, located at 440 Lincoln Street, Worcester, MA 01653, 508-855-1000.

04-0027(12/04)

Product Performance Summary

Vari-Exceptional Life ‘93 (AFLIAC)

Average Annual Total Returns as of 12/31/05

The average annual total returns for the Vari-Exceptional Life ‘93 sub-accounts of AFLIAC are summarized below. The returns shown are net of total underlying fund expenses and all sub-account charges, but do not include insurance charges, including the premium expense charge, monthly charges under the policy, surrender charges or transaction charges. If the returns included the effect of these additional charges, they would have been significantly lower. For returns of the underlying funds that do not reflect the deduction of insurance and sub-account charges please refer to the following individual portfolio reviews.

			Without Surrender and Monthly Policy Charges
Sub-Accounts	Fund Inception Date	Sub- Account Inception Date	1 Year	5 Years	10 Years or Life of Fund (if less)	10 Years or Life of Sub- Account (if less)

Allmerica Investment Trust
AIT Core Equity Fund	4/29/85	7/6/93	5.18%	-1.79%	6.30%	6.30%
AIT Equity Index Fund	9/28/90	7/18/93	3.55%	-0.65%	7.78%	7.78%
AIT Government Bond Fund	8/26/91	7/22/93	0.74%	3.56%	4.17%	4.17%
AIT Money Market Fund	4/29/85	7/18/93	1.92%	1.25%	2.97%	2.97%
AIT Select Capital Appreciation Fund	4/28/95	4/28/95	13.76%	7.19%	9.92%	9.92%
AIT Select Growth Fund	8/21/92	7/20/93	6.52%	-5.27%	5.64%	5.64%
AIT Select International Equity Fund	5/2/94	5/3/94	11.51%	-0.01%	5.51%	5.51%
AIT Select Investment Grade Income Fund	4/29/85	7/19/93	1.03%	4.17%	4.64%	4.64%
AIT Select Value Opportunity Fund	4/30/93	7/18/93	6.32%	9.91%	12.41%	12.41%

AIM Variable Insurance Funds
AIM V.I. Global Health Care Fund	5/22/97	5/1/01	7.28%	-1.17%	8.24%	2.28%

Alliance Variable Products Series Fund, Inc. (Class B)
AllianceBernstein Large Cap Growth Portfolio	6/26/92	5/1/01	13.92%	-3.38%	7.93%	-2.64%

Delaware VIP Trust
Delaware VIP International Value Equity Series	10/29/92	7/18/93	11.97%	8.15%	8.84%	8.84%

Fidelity Variable Insurance Products Fund
Fidelity VIP Asset Manager Portfolio	9/6/89	5/10/94	3.21%	1.71%	5.90%	5.90%
Fidelity VIP Equity-Income Portfolio	10/9/86	7/6/93	5.02%	3.13%	7.76%	7.76%
Fidelity VIP Growth Portfolio	10/9/86	7/18/93	4.95%	-4.28%	6.43%	6.43%
Fidelity VIP High Income Portfolio	9/19/85	7/18/93	1.88%	4.67%	2.64%	2.64%
Fidelity VIP Overseas Portfolio	1/28/87	7/20/93	18.09%	3.21%	6.33%	6.33%

Franklin Templeton Variable Insurance Products Trust (Class 2)
FT VIP Franklin Large Cap Growth Securities Fund	5/1/96	5/1/01	0.25%	-2.10%	7.15%	-2.17%
FT VIP Franklin Small-Mid Cap Growth Securities Fund	11/1/95	5/1/01	3.95%	-1.42%	8.43%	0.68%

Janus Aspen Series (Service Shares)
Janus Aspen Large Cap Growth Portfolio	9/13/93	5/1/01	3.18%	-5.51%	5.65%	-4.72%

T. Rowe Price International Series, Inc.
T. Rowe Price International Stock Portfolio	3/31/94	6/21/95	15.11%	1.02%	4.24%	4.24%

Returns in the column designated as “Life of Fund” assume an investment in the underlying funds listed above on the date of inception of each fund, if the fund has been in existence for less than ten years. Returns in the column designated as “Life of Sub-Account” assume an investment in the underlying funds listed above on the date of inception of each sub-account, if the sub-account has been in existence for less than ten years. All full surrenders, or withdrawals in excess of the free amount, may be subject to a surrender charge.

Returns in this report are historical and are not indicative of future results. The return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost.

Important Performance Information Regarding Your

Variable Life Insurance Policy

Monthly total return figures presented for variable life insurance products are net of the total fund operating expenses, mortality expense and monthly charges made against the sub-accounts. The “without surrender charges” total return figures do not reflect surrender charges. If these charges were deducted, the returns would be significantly lower. The figures do not illustrate how investment performance of the underlying funds will affect policy values and benefits because they do not reflect deduction of all applicable policy charges. When reviewing performance “without surrender charges”, consider that if actual surrender charges were applied performance figures would be lower. Principal, unit value and investment return will fluctuate, and therefore, the policy cash value and death benefit may vary accordingly. Past performance is not a guarantee of future results. An investor’s shares, when redeemed, may be worth more or less than their original cost. Current data may be lower or higher than data quoted. The funds are available as variable sub-accounts in a variety of Allmerica variable life insurance products and are not available for direct investment. Returns for periods greater than one year have been annualized, assume a steady compound rate of return and are not year-by-year results which varied over the periods shown. Inception date represents the inclusion of the underlying fund as an investment option in the portfolio of the variable life insurance product.

Many of the underlying funds in which the sub-accounts invest existed prior to the date the sub-accounts commenced operations. In the attached table, the specified period is based on the inception date of each underlying fund rather than the inception date of the sub-account. As such, the table represents what the performance of the sub-account would have been if the sub-account had been both in existence and invested in the corresponding underlying fund since the date indicated. In that respect, the numbers are hypothetical and are not the actual performance numbers for the sub-accounts or the policy.

RISK DISCLOSURE

International and emerging markets investing may involve additional risks including, but not limited to, political or currency risks that do not apply to domestic investments. Investments in high yield bonds involve greater credit risks than investments in higher rated securities. Investments in small companies present greater risk of loss than investments in larger, well-established companies. Investment in the Money Market Fund is neither insured nor guaranteed by the FDIC, NCUA, or any other government agency. Although the fund seeks to maintain a stable net asset value of $1.00 per share, it is possible to lose money by investing in the fund.

TO OBTAIN A PROSPECTUS AND/OR AN ILLUSTRATION

To obtain a prospectus, download one from www.allmerica.com or call our customer service line at 800-533-7881. Please read it carefully. Consider the product’s objectives, risks, charges and expenses before you invest. The prospectus contains this and other important information about the product.

If you own a life insurance policy and would like to request a personalized illustration of death benefits, cash surrender values and cash values, you may call our customer service line at 800-533-7881.

Variable insurance products are issued by Allmerica Financial Life Insurance and Annuity Company and First Allmerica Life Insurance Company, and are distributed through VeraVest Investments, Inc., member NASD/SIPC, located at 440 Lincoln Street, Worcester, MA 01653, 508-855-1000.

04-0027(12/04)

Product Performance Summary

Vari-Exceptional Life ‘93 (FAFLIC)

Average Annual Total Returns as of 12/31/05

The average annual total returns for the Vari-Exceptional Life ‘93 sub-accounts of FAFLIC are summarized below. The returns shown are net of total underlying fund expenses and all sub-account charges, but do not include insurance charges, including the premium expense charge, monthly charges under the policy, surrender charges or transaction charges. If the returns included the effect of these additional charges, they would have been significantly lower. For returns of the underlying funds that do not reflect the deduction of insurance and sub-account charges please refer to the following individual portfolio reviews.

			Without Surrender and Monthly Policy Charges
Sub-Accounts	Fund Inception Date	Sub- Account Inception Date	1 Year	5 Years	10 Years or Life of Fund (if less)	10 Years or Life of Sub- Account (if less)

Allmerica Investment Trust
AIT Core Equity Fund	4/29/85	4/7/94	5.18%	-1.79%	6.30%	6.30%
AIT Equity Index Fund	9/28/90	4/20/94	3.55%	-0.65%	7.78%	7.78%
AIT Government Bond Fund	8/26/91	5/10/94	0.74%	3.56%	4.17%	4.17%
AIT Money Market Fund	4/29/85	5/4/94	1.92%	1.25%	2.97%	2.97%
AIT Select Capital Appreciation Fund	4/28/95	4/28/95	13.76%	7.19%	9.92%	9.92%
AIT Select Growth Fund	8/21/92	4/10/94	6.52%	-5.27%	5.65%	5.65%
AIT Select International Equity Fund	5/2/94	5/3/94	11.51%	-0.01%	5.51%	5.51%
AIT Select Investment Grade Income Fund	4/29/85	4/20/94	1.03%	4.17%	4.64%	4.64%
AIT Select Value Opportunity Fund	4/30/93	4/6/94	6.33%	9.91%	12.41%	12.41%

AIM Variable Insurance Funds
AIM V.I. Global Health Care Fund	5/22/97	5/1/01	7.28%	-1.16%	8.24%	2.28%

Alliance Variable Products Series Fund, Inc. (Class B)
AllianceBernstein Large Cap Growth Portfolio	6/26/92	5/1/01	13.92%	-3.38%	7.93%	-2.64%

Delaware VIP Trust
Delaware VIP International Value Equity Series	10/29/92	4/6/94	11.97%	8.15%	8.84%	8.84%

Fidelity Variable Insurance Products Fund
Fidelity VIP Asset Manager Portfolio	9/6/89	5/11/94	3.21%	1.71%	5.90%	5.90%
Fidelity VIP Equity-Income Portfolio	10/9/86	4/6/94	5.02%	3.13%	7.76%	7.76%
Fidelity VIP Growth Portfolio	10/9/86	4/6/94	4.95%	-4.28%	6.43%	6.43%
Fidelity VIP High Income Portfolio	9/19/85	4/6/94	1.88%	4.67%	2.64%	2.64%
Fidelity VIP Overseas Portfolio	1/28/87	4/6/94	18.09%	3.21%	6.33%	6.33%

Franklin Templeton Variable Insurance Products Trust (Class 2)
FT VIP Franklin Large Cap Growth Securities Fund	5/1/96	5/1/01	0.25%	-2.10%	7.15%	-2.17%
FT VIP Franklin Small-Mid Cap Growth Securities Fund	11/1/95	5/1/01	3.95%	-1.43%	8.43%	0.67%

Janus Aspen Series (Service Shares)
Janus Aspen Large Cap Growth Portfolio	9/13/93	5/1/01	3.18%	-5.51%	5.64%	-4.72%

T. Rowe Price International Series, Inc.
T. Rowe Price International Stock Portfolio	3/31/94	6/26/95	15.11%	1.02%	4.23%	4.23%

Returns in the column designated as “Life of Fund” assume an investment in the underlying funds listed above on the date of inception of each fund, if the fund has been in existence for less than ten years. Returns in the column designated as “Life of Sub-Account” assume an investment in the underlying funds listed above on the date of inception of each sub-account, if the sub-account has been in existence for less than ten years. All full surrenders, or withdrawals in excess of the free amount, may be subject to a surrender charge.

Returns in this report are historical and are not indicative of future results. The return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost.

Important Performance Information Regarding Your

Variable Life Insurance Policy

Monthly total return figures presented for variable life insurance products are net of the total fund operating expenses, mortality expense and monthly charges made against the sub-accounts. The “without surrender charges” total return figures do not reflect surrender charges. If these charges were deducted, the returns would be significantly lower. The figures do not illustrate how investment performance of the underlying funds will affect policy values and benefits because they do not reflect deduction of all applicable policy charges. When reviewing performance “without surrender charges”, consider that if actual surrender charges were applied performance figures would be lower. Principal, unit value and investment return will fluctuate, and therefore, the policy cash value and death benefit may vary accordingly. Past performance is not a guarantee of future results. An investor’s shares, when redeemed, may be worth more or less than their original cost. Current data may be lower or higher than data quoted. The funds are available as variable sub-accounts in a variety of Allmerica variable life insurance products and are not available for direct investment. Returns for periods greater than one year have been annualized, assume a steady compound rate of return and are not year-by-year results which varied over the periods shown. Inception date represents the inclusion of the underlying fund as an investment option in the portfolio of the variable life insurance product.

Many of the underlying funds in which the sub-accounts invest existed prior to the date the sub-accounts commenced operations. In the attached table, the specified period is based on the inception date of each underlying fund rather than the inception date of the sub-account. As such, the table represents what the performance of the sub-account would have been if the sub-account had been both in existence and invested in the corresponding underlying fund since the date indicated. In that respect, the numbers are hypothetical and are not the actual performance numbers for the sub-accounts or the policy.

RISK DISCLOSURE

International and emerging markets investing may involve additional risks including, but not limited to, political or currency risks that do not apply to domestic investments. Investments in high yield bonds involve greater credit risks than investments in higher rated securities. Investments in small companies present greater risk of loss than investments in larger, well-established companies. Investment in the Money Market Fund is neither insured nor guaranteed by the FDIC, NCUA, or any other government agency. Although the fund seeks to maintain a stable net asset value of $1.00 per share, it is possible to lose money by investing in the fund.

TO OBTAIN A PROSPECTUS AND/OR AN ILLUSTRATION

To obtain a prospectus, download one from www.allmerica.com or call our customer service line at 800-533-7881. Please read it carefully. Consider the product’s objectives, risks, charges and expenses before you invest. The prospectus contains this and other important information about the product.

If you own a life insurance policy and would like to request a personalized illustration of death benefits, cash surrender values and cash values, you may call our customer service line at 800-533-7881.

Variable insurance products are issued by Allmerica Financial Life Insurance and Annuity Company and First Allmerica Life Insurance Company, and are distributed through VeraVest Investments, Inc., member NASD/SIPC, located at 440 Lincoln Street, Worcester, MA 01653, 508-855-1000.

04-0027(12/04)

Product Performance Summary

Allmerica Variable Inheiritage (AFLIAC)

Average Annual Total Returns as of 12/31/05

The average annual total returns for the Allmerica Variable Inheiritage sub-accounts of AFLIAC are summarized below. The returns shown are net of total underlying fund expenses and all sub-account charges, but do not include insurance charges, including the premium expense charge, monthly charges under the policy, surrender charges or transaction charges. If the returns included the effect of these additional charges, they would have been significantly lower. For returns of the underlying funds that do not reflect the deduction of insurance and sub-account charges please refer to the following individual portfolio reviews.

			Without Surrender and Monthly Policy Charges
Sub-Accounts	Fund Inception Date	Sub- Account Inception Date	1 Year	5 Years	10 Years or Life of Fund (if less)	10 Years or Life of Sub- Account (if less)

Allmerica Investment Trust
AIT Core Equity Fund	4/29/85	5/11/94	4.81%	-2.14%	5.94%	5.94%
AIT Equity Index Fund	9/28/90	9/19/94	3.18%	-1.00%	7.41%	7.41%
AIT Government Bond Fund	8/26/91	6/30/94	0.38%	3.20%	3.82%	3.82%
AIT Money Market Fund	4/29/85	5/26/94	1.56%	0.90%	2.62%	2.62%
AIT Select Capital Appreciation Fund	4/28/95	4/28/95	13.36%	6.82%	9.55%	9.55%
AIT Select Growth Fund	8/21/92	5/19/94	6.15%	-5.60%	5.28%	5.28%
AIT Select International Equity Fund	5/2/94	5/3/94	11.12%	-0.37%	5.15%	5.15%
AIT Select Investment Grade Income Fund	4/29/85	5/1/94	0.67%	3.80%	4.28%	4.28%
AIT Select Value Opportunity Fund	4/30/93	6/1/94	5.95%	9.52%	12.02%	12.02%

AIM Variable Insurance Funds
AIM V.I. Global Health Care Fund	5/22/97	5/1/01	6.90%	-1.51%	7.87%	1.92%

Alliance Variable Products Series Fund, Inc. (Class B)
AllianceBernstein Large Cap Growth Portfolio	6/26/92	5/1/01	13.52%	-3.72%	7.55%	-2.98%

Delaware VIP Trust
Delaware VIP International Value Equity Series	10/29/92	5/11/94	11.58%	7.77%	8.47%	8.47%

Fidelity Variable Insurance Products Fund
Fidelity VIP Asset Manager Portfolio	9/6/89	5/11/94	2.85%	1.35%	5.54%	5.54%
Fidelity VIP Equity-Income Portfolio	10/9/86	5/1/94	4.65%	2.77%	7.39%	7.39%
Fidelity VIP Growth Portfolio	10/9/86	5/11/94	4.58%	-4.62%	6.06%	6.06%
Fidelity VIP High Income Portfolio	9/19/85	5/12/94	1.52%	4.30%	2.29%	2.29%
Fidelity VIP Overseas Portfolio	1/28/87	4/28/94	17.68%	2.84%	5.96%	5.96%

Franklin Templeton Variable Insurance Products Trust (Class 2)
FT VIP Franklin Large Cap Growth Securities Fund	5/1/96	5/1/01	-0.10%	-2.44%	6.78%	-2.52%
FT VIP Franklin Small-Mid Cap Growth Securities Fund	11/1/95	5/1/01	3.58%	-1.77%	8.05%	0.32%

Janus Aspen Series (Service Shares)
Janus Aspen Large Cap Growth Portfolio	9/13/93	5/1/01	2.82%	-5.84%	5.28%	-5.05%

T. Rowe Price International Series, Inc.
T. Rowe Price International Stock Portfolio	3/31/94	7/2/95	14.70%	0.66%	3.87%	3.87%

Returns in the column designated as “Life of Fund” assume an investment in the underlying funds listed above on the date of inception of each fund, if the fund has been in existence for less than ten years. Returns in the column designated as “Life of Sub-Account” assume an investment in the underlying funds listed above on the date of inception of each sub-account, if the sub-account has been in existence for less than ten years. All full surrenders, or withdrawals in excess of the free amount, may be subject to a surrender charge.

Returns in this report are historical and are not indicative of future results. The return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost.

Important Performance Information Regarding Your

Variable Life Insurance Policy

Monthly total return figures presented for variable life insurance products are net of the total fund operating expenses, mortality expense and monthly charges made against the sub-accounts. The “without surrender charges” total return figures do not reflect surrender charges. If these charges were deducted, the returns would be significantly lower. The figures do not illustrate how investment performance of the underlying funds will affect policy values and benefits because they do not reflect deduction of all applicable policy charges. When reviewing performance “without surrender charges”, consider that if actual surrender charges were applied performance figures would be lower. Principal, unit value and investment return will fluctuate, and therefore, the policy cash value and death benefit may vary accordingly. Past performance is not a guarantee of future results. An investor’s shares, when redeemed, may be worth more or less than their original cost. Current data may be lower or higher than data quoted. The funds are available as variable sub-accounts in a variety of Allmerica variable life insurance products and are not available for direct investment. Returns for periods greater than one year have been annualized, assume a steady compound rate of return and are not year-by-year results which varied over the periods shown. Inception date represents the inclusion of the underlying fund as an investment option in the portfolio of the variable life insurance product.

Many of the underlying funds in which the sub-accounts invest existed prior to the date the sub-accounts commenced operations. In the attached table, the specified period is based on the inception date of each underlying fund rather than the inception date of the sub-account. As such, the table represents what the performance of the sub-account would have been if the sub-account had been both in existence and invested in the corresponding underlying fund since the date indicated. In that respect, the numbers are hypothetical and are not the actual performance numbers for the sub-accounts or the policy.

RISK DISCLOSURE

International and emerging markets investing may involve additional risks including, but not limited to, political or currency risks that do not apply to domestic investments. Investments in high yield bonds involve greater credit risks than investments in higher rated securities. Investments in small companies present greater risk of loss than investments in larger, well-established companies. Investment in the Money Market Fund is neither insured nor guaranteed by the FDIC, NCUA, or any other government agency. Although the fund seeks to maintain a stable net asset value of $1.00 per share, it is possible to lose money by investing in the fund.

TO OBTAIN A PROSPECTUS AND/OR AN ILLUSTRATION

To obtain a prospectus, download one from www.allmerica.com or call our customer service line at 800-533-7881. Please read it carefully. Consider the product’s objectives, risks, charges and expenses before you invest. The prospectus contains this and other important information about the product.

If you own a life insurance policy and would like to request a personalized illustration of death benefits, cash surrender values and cash values, you may call our customer service line at 800-533-7881.

Variable insurance products are issued by Allmerica Financial Life Insurance and Annuity Company and First Allmerica Life Insurance Company, and are distributed through VeraVest Investments, Inc., member NASD/SIPC, located at 440 Lincoln Street, Worcester, MA 01653, 508-855-1000.

04-0027(12/04)

Product Performance Summary

Allmerica Variable Inheiritage (FAFLIC)

Average Annual Total Returns as of 12/31/05

The average annual total returns for the Allmerica Variable Inheiritage sub-accounts of FAFLIC are summarized below. The returns shown are net of total underlying fund expenses and all sub-account charges, but do not include insurance charges, including the premium expense charge, monthly charges under the policy, surrender charges or transaction charges. If the returns included the effect of these additional charges, they would have been significantly lower. For returns of the underlying funds that do not reflect the deduction of insurance and sub-account charges please refer to the following individual portfolio reviews.

			Without Surrender and Monthly Policy Charges
Sub-Accounts	Fund Inception Date	Sub- Account Inception Date	1 Year	5 Years	10 Years or Life of Fund (if less)	10 Years or Life of Sub- Account (if less)

Allmerica Investment Trust
AIT Core Equity Fund	4/29/85	9/17/95	4.81%	-2.14%	5.94%	5.94%
AIT Equity Index Fund	9/28/90	10/19/95	3.18%	-1.00%	7.41%	7.41%
AIT Government Bond Fund	8/26/91	10/19/95	0.38%	2.66%	1.92%	1.92%
AIT Money Market Fund	4/29/85	11/20/95	1.56%	0.90%	2.62%	2.62%
AIT Select Capital Appreciation Fund	4/28/95	4/28/95	13.36%	6.82%	9.55%	9.55%
AIT Select Growth Fund	8/21/92	8/28/95	6.15%	-5.60%	5.28%	5.28%
AIT Select International Equity Fund	5/2/94	5/3/94	11.12%	-0.37%	5.15%	5.15%
AIT Select Investment Grade Income Fund	4/29/85	12/15/96	0.67%	3.80%	4.29%	4.48%
AIT Select Value Opportunity Fund	4/30/93	9/17/95	5.95%	9.52%	12.02%	12.02%

AIM Variable Insurance Funds
AIM V.I. Global Health Care Fund	5/22/97	5/1/01	6.91%	-1.51%	7.87%	1.92%

Alliance Variable Products Series Fund, Inc. (Class B)
AllianceBernstein Large Cap Growth Portfolio	6/26/92	5/1/01	13.52%	-3.72%	7.55%	-2.98%

Delaware VIP Trust
Delaware VIP International Value Equity Series	10/29/92	10/19/95	11.58%	7.77%	8.48%	8.48%

Fidelity Variable Insurance Products Fund
Fidelity VIP Asset Manager Portfolio	9/6/89	5/11/94	2.85%	1.35%	5.54%	5.54%
Fidelity VIP Equity-Income Portfolio	10/9/86	8/28/95	4.65%	2.77%	7.39%	7.39%
Fidelity VIP Growth Portfolio	10/9/86	8/28/95	4.58%	-4.62%	6.06%	6.06%
Fidelity VIP High Income Portfolio	9/19/85	12/4/95	1.52%	4.30%	2.29%	2.29%
Fidelity VIP Overseas Portfolio	1/28/87	9/10/95	17.68%	2.84%	5.96%	5.96%

Franklin Templeton Variable Insurance Products Trust (Class 2)
FT VIP Franklin Large Cap Growth Securities Fund	5/1/96	5/1/01	-0.10%	-2.44%	6.78%	-2.52%
FT VIP Franklin Small-Mid Cap Growth Securities Fund	11/1/95	5/1/01	3.58%	-1.77%	8.05%	0.32%

Janus Aspen Series (Service Shares)
Janus Aspen Large Cap Growth Portfolio	9/13/93	5/1/01	2.82%	-5.84%	5.27%	-5.06%

T. Rowe Price International Series, Inc.
T. Rowe Price International Stock Portfolio	3/31/94	8/28/95	14.70%	0.66%	3.89%	3.89%

Returns in the column designated as “Life of Fund” assume an investment in the underlying funds listed above on the date of inception of each fund, if the fund has been in existence for less than ten years. Returns in the column designated as “Life of Sub-Account” assume an investment in the underlying funds listed above on the date of inception of each sub-account, if the sub-account has been in existence for less than ten years. All full surrenders, or withdrawals in excess of the free amount, may be subject to a surrender charge.

Returns in this report are historical and are not indicative of future results. The return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost.

Important Performance Information Regarding Your

Variable Life Insurance Policy

Monthly total return figures presented for variable life insurance products are net of the total fund operating expenses, mortality expense and monthly charges made against the sub-accounts. The “without surrender charges” total return figures do not reflect surrender charges. If these charges were deducted, the returns would be significantly lower. The figures do not illustrate how investment performance of the underlying funds will affect policy values and benefits because they do not reflect deduction of all applicable policy charges. When reviewing performance “without surrender charges”, consider that if actual surrender charges were applied performance figures would be lower. Principal, unit value and investment return will fluctuate, and therefore, the policy cash value and death benefit may vary accordingly. Past performance is not a guarantee of future results. An investor’s shares, when redeemed, may be worth more or less than their original cost. Current data may be lower or higher than data quoted. The funds are available as variable sub-accounts in a variety of Allmerica variable life insurance products and are not available for direct investment. Returns for periods greater than one year have been annualized, assume a steady compound rate of return and are not year-by-year results which varied over the periods shown. Inception date represents the inclusion of the underlying fund as an investment option in the portfolio of the variable life insurance product.

Many of the underlying funds in which the sub-accounts invest existed prior to the date the sub-accounts commenced operations. In the attached table, the specified period is based on the inception date of each underlying fund rather than the inception date of the sub-account. As such, the table represents what the performance of the sub-account would have been if the sub-account had been both in existence and invested in the corresponding underlying fund since the date indicated. In that respect, the numbers are hypothetical and are not the actual performance numbers for the sub-accounts or the policy.

RISK DISCLOSURE

International and emerging markets investing may involve additional risks including, but not limited to, political or currency risks that do not apply to domestic investments. Investments in high yield bonds involve greater credit risks than investments in higher rated securities. Investments in small companies present greater risk of loss than investments in larger, well-established companies. Investment in the Money Market Fund is neither insured nor guaranteed by the FDIC, NCUA, or any other government agency. Although the fund seeks to maintain a stable net asset value of $1.00 per share, it is possible to lose money by investing in the fund.

TO OBTAIN A PROSPECTUS AND/OR AN ILLUSTRATION

To obtain a prospectus, download one from www.allmerica.com or call our customer service line at 800-533-7881. Please read it carefully. Consider the product’s objectives, risks, charges and expenses before you invest. The prospectus contains this and other important information about the product.

If you own a life insurance policy and would like to request a personalized illustration of death benefits, cash surrender values and cash values, you may call our customer service line at 800-533-7881.

Variable insurance products are issued by Allmerica Financial Life Insurance and Annuity Company and First Allmerica Life Insurance Company, and are distributed through VeraVest Investments, Inc., member NASD/SIPC, located at 440 Lincoln Street, Worcester, MA 01653, 508-855-1000.

04-0027(12/04)

Product Performance Summary

Allmerica Estate Optimizer (AFLIAC)

Average Annual Total Returns as of 12/31/05

The average annual total returns for the Allmerica Estate Optimizer sub-accounts of AFLIAC are summarized below. The returns shown are net of total underlying fund expenses and all sub-account charges, but do not include insurance charges, including the premium expense charge, monthly charges under the policy, surrender charges or transaction charges. If the returns included the effect of these additional charges, they would have been significantly lower. For returns of the underlying funds that do not reflect the deduction of insurance and sub-account charges please refer to the following individual portfolio reviews.

			Without Surrender and Monthly Policy Charges
Sub-Accounts	Fund Inception Date	Sub- Account Inception Date	1 Year	5 Years	10 Years or Life of Fund (if less)	10 Years or Life of Sub- Account (if less)

Allmerica Investment Trust
AIT Core Equity Fund	4/29/85	12/15/98	5.07%	-1.89%	6.20%	1.62%
AIT Equity Index Fund	9/28/90	12/15/98	3.44%	-0.75%	7.68%	1.31%
AIT Government Bond Fund	8/26/91	3/15/99	0.64%	3.46%	4.08%	3.81%
AIT Money Market Fund	4/29/85	1/11/99	1.81%	1.15%	2.88%	2.18%
AIT Select Capital Appreciation Fund	4/28/95	12/15/98	13.65%	7.09%	9.82%	10.96%
AIT Select Growth Fund	8/21/92	12/15/98	6.42%	-5.36%	5.55%	-2.00%
AIT Select International Equity Fund	5/2/94	12/15/98	11.40%	-0.11%	5.41%	3.02%
AIT Select Investment Grade Income Fund	4/29/85	12/15/98	0.93%	4.07%	4.55%	3.92%
AIT Select Value Opportunity Fund	4/30/93	12/15/98	6.22%	9.80%	12.30%	10.92%

AIM Variable Insurance Funds
AIM V.I. Global Health Care Fund	5/22/97	5/1/01	7.17%	-1.28%	8.04%	2.18%

Alliance Variable Products Series Fund, Inc. (Class B)
AllianceBernstein Large Cap Growth Portfolio	6/26/92	5/1/01	13.81%	-3.49%	7.70%	-2.73%

Delaware VIP Trust
Delaware VIP International Value Equity Series	10/29/92	12/15/98	11.86%	8.04%	8.74%	8.35%

Fidelity Variable Insurance Products Fund
Fidelity VIP Asset Manager Portfolio	9/6/89	12/15/98	3.11%	1.61%	5.81%	2.40%
Fidelity VIP Equity-Income Portfolio	10/9/86	12/15/98	4.91%	3.03%	7.66%	4.77%
Fidelity VIP Growth Portfolio	10/9/86	12/15/98	4.85%	-4.38%	6.33%	0.40%
Fidelity VIP High Income Portfolio	9/19/85	12/15/98	1.78%	4.57%	2.55%	0.54%
Fidelity VIP Overseas Portfolio	1/28/87	12/15/98	17.97%	3.10%	6.22%	4.69%

Franklin Templeton Variable Insurance Products Trust (Class 2)
FT VIP Franklin Large Cap Growth Securities Fund	5/1/96	5/1/01	0.15%	-2.21%	6.94%	-2.27%
FT VIP Franklin Small-Mid Cap Growth Securities Fund	11/1/95	5/1/01	3.84%	-1.54%	8.21%	0.57%

Janus Aspen Series (Service Shares)
Janus Aspen Large Cap Growth Portfolio	9/13/93	5/1/01	3.08%	-5.62%	5.43%	-4.81%

T. Rowe Price International Series, Inc.
T. Rowe Price International Stock Portfolio	3/31/94	12/15/98	14.99%	0.92%	4.15%	2.46%

Returns in the column designated as “Life of Fund” assume an investment in the underlying funds listed above on the date of inception of each fund, if the fund has been in existence for less than ten years. Returns in the column designated as “Life of Sub-Account” assume an investment in the underlying funds listed above on the date of inception of each sub-account, if the sub-account has been in existence for less than ten years. All full surrenders, or withdrawals in excess of the free amount, may be subject to a surrender charge.

Returns in this report are historical and are not indicative of future results. The return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost.

Important Performance Information Regarding Your

Variable Life Insurance Policy

Monthly total return figures presented for variable life insurance products are net of the total fund operating expenses, mortality expense and monthly charges made against the sub-accounts. The “without surrender charges” total return figures do not reflect surrender charges. If these charges were deducted, the returns would be significantly lower. The figures do not illustrate how investment performance of the underlying funds will affect policy values and benefits because they do not reflect deduction of all applicable policy charges. When reviewing performance “without surrender charges”, consider that if actual surrender charges were applied performance figures would be lower. Principal, unit value and investment return will fluctuate, and therefore, the policy cash value and death benefit may vary accordingly. Past performance is not a guarantee of future results. An investor’s shares, when redeemed, may be worth more or less than their original cost. Current data may be lower or higher than data quoted. The funds are available as variable sub-accounts in a variety of Allmerica variable life insurance products and are not available for direct investment. Returns for periods greater than one year have been annualized, assume a steady compound rate of return and are not year-by-year results which varied over the periods shown. Inception date represents the inclusion of the underlying fund as an investment option in the portfolio of the variable life insurance product.

Many of the underlying funds in which the sub-accounts invest existed prior to the date the sub-accounts commenced operations. In the attached table, the specified period is based on the inception date of each underlying fund rather than the inception date of the sub-account. As such, the table represents what the performance of the sub-account would have been if the sub-account had been both in existence and invested in the corresponding underlying fund since the date indicated. In that respect, the numbers are hypothetical and are not the actual performance numbers for the sub-accounts or the policy.

RISK DISCLOSURE

International and emerging markets investing may involve additional risks including, but not limited to, political or currency risks that do not apply to domestic investments. Investments in high yield bonds involve greater credit risks than investments in higher rated securities. Investments in small companies present greater risk of loss than investments in larger, well-established companies. Investment in the Money Market Fund is neither insured nor guaranteed by the FDIC, NCUA, or any other government agency. Although the fund seeks to maintain a stable net asset value of $1.00 per share, it is possible to lose money by investing in the fund.

TO OBTAIN A PROSPECTUS AND/OR AN ILLUSTRATION

To obtain a prospectus, download one from www.allmerica.com or call our customer service line at 800-533-7881. Please read it carefully. Consider the product’s objectives, risks, charges and expenses before you invest. The prospectus contains this and other important information about the product.

If you own a life insurance policy and would like to request a personalized illustration of death benefits, cash surrender values and cash values, you may call our customer service line at 800-533-7881.

Variable insurance products are issued by Allmerica Financial Life Insurance and Annuity Company and First Allmerica Life Insurance Company, and are distributed through VeraVest Investments, Inc., member NASD/SIPC, located at 440 Lincoln Street, Worcester, MA 01653, 508-855-1000.

04-0027(12/04)

Product Performance Summary

Allmerica Estate Optimizer (FAFLIC)

Average Annual Total Returns as of 12/31/05

The average annual total returns for the Allmerica Estate Optimizer sub-accounts of FAFLIC are summarized below. The returns shown are net of total underlying fund expenses and all sub-account charges, but do not include insurance charges, including the premium expense charge, monthly charges under the policy, surrender charges or transaction charges. If the returns included the effect of these additional charges, they would have been significantly lower. For returns of the underlying funds that do not reflect the deduction of insurance and sub-account charges please refer to the following individual portfolio reviews.

			Without Surrender and Monthly Policy Charges
Sub-Accounts	Fund Inception Date	Sub- Account Inception Date	1 Year	5 Years	10 Years or Life of Fund (if less)	10 Years or Life of Sub- Account (if less)

Allmerica Investment Trust
AIT Core Equity Fund	4/29/85	5/1/01	5.07%	-1.91%	6.09%	-0.81%
AIT Equity Index Fund	9/28/90	5/1/01	3.44%	-0.77%	7.56%	0.06%
AIT Government Bond Fund	8/26/91	5/1/01	0.64%	3.44%	3.97%	3.26%
AIT Money Market Fund	4/29/85	5/1/01	1.81%	1.14%	2.77%	0.90%
AIT Select Capital Appreciation Fund	4/28/95	5/1/01	13.65%	7.07%	9.71%	7.87%
AIT Select Growth Fund	8/21/92	5/1/01	6.42%	-5.37%	5.44%	-3.12%
AIT Select International Equity Fund	5/2/94	5/1/01	11.40%	-0.13%	5.30%	1.76%
AIT Select Investment Grade Income Fund	4/29/85	5/1/01	0.93%	4.05%	4.44%	3.89%
AIT Select Value Opportunity Fund	4/30/93	5/1/01	6.22%	9.78%	12.18%	8.82%

AIM Variable Insurance Funds
AIM V.I. Global Health Care Fund	5/22/97	5/1/01	7.17%	-1.28%	8.04%	2.18%

Alliance Variable Products Series Fund, Inc. (Class B)
AllianceBernstein Large Cap Growth Portfolio	6/26/92	5/1/01	13.81%	-3.49%	7.70%	-2.73%

Delaware VIP Trust
Delaware VIP International Value Equity Series	10/29/92	5/1/01	11.86%	8.02%	8.63%	9.52%

Fidelity Variable Insurance Products Fund
Fidelity VIP Asset Manager Portfolio	9/6/89	5/1/01	3.11%	1.60%	5.69%	2.21%
Fidelity VIP Equity-Income Portfolio	10/9/86	5/1/01	4.91%	3.02%	7.54%	3.25%
Fidelity VIP Growth Portfolio	10/9/86	5/1/01	4.85%	-4.39%	6.22%	-3.32%
Fidelity VIP High Income Portfolio	9/19/85	5/1/01	1.78%	4.55%	2.44%	5.70%
Fidelity VIP Overseas Portfolio	1/28/87	5/1/01	17.97%	3.08%	6.11%	4.01%

Franklin Templeton Variable Insurance Products Trust (Class 2)
FT VIP Franklin Large Cap Growth Securities Fund	5/1/96	5/1/01	0.15%	-2.21%	6.94%	-2.27%
FT VIP Franklin Small-Mid Cap Growth Securities Fund	11/1/95	5/1/01	3.84%	-1.54%	8.21%	0.57%

Janus Aspen Series (Service Shares)
Janus Aspen Large Cap Growth Portfolio	9/13/93	5/1/01	3.08%	-5.62%	5.43%	-4.81%

T. Rowe Price International Series, Inc.
T. Rowe Price International Stock Portfolio	3/31/94	5/1/01	14.99%	0.90%	4.04%	2.67%

Returns in the column designated as “Life of Fund” assume an investment in the underlying funds listed above on the date of inception of each fund, if the fund has been in existence for less than ten years. Returns in the column designated as “Life of Sub-Account” assume an investment in the underlying funds listed above on the date of inception of each sub-account, if the sub-account has been in existence for less than ten years. All full surrenders, or withdrawals in excess of the free amount, may be subject to a surrender charge.

Returns in this report are historical and are not indicative of future results. The return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost.

Important Performance Information Regarding Your

Variable Life Insurance Policy

Monthly total return figures presented for variable life insurance products are net of the total fund operating expenses, mortality expense and monthly charges made against the sub-accounts. The “without surrender charges” total return figures do not reflect surrender charges. If these charges were deducted, the returns would be significantly lower. The figures do not illustrate how investment performance of the underlying funds will affect policy values and benefits because they do not reflect deduction of all applicable policy charges. When reviewing performance “without surrender charges”, consider that if actual surrender charges were applied performance figures would be lower. Principal, unit value and investment return will fluctuate, and therefore, the policy cash value and death benefit may vary accordingly. Past performance is not a guarantee of future results. An investor’s shares, when redeemed, may be worth more or less than their original cost. Current data may be lower or higher than data quoted. The funds are available as variable sub-accounts in a variety of Allmerica variable life insurance products and are not available for direct investment. Returns for periods greater than one year have been annualized, assume a steady compound rate of return and are not year-by-year results which varied over the periods shown. Inception date represents the inclusion of the underlying fund as an investment option in the portfolio of the variable life insurance product.

Many of the underlying funds in which the sub-accounts invest existed prior to the date the sub-accounts commenced operations. In the attached table, the specified period is based on the inception date of each underlying fund rather than the inception date of the sub-account. As such, the table represents what the performance of the sub-account would have been if the sub-account had been both in existence and invested in the corresponding underlying fund since the date indicated. In that respect, the numbers are hypothetical and are not the actual performance numbers for the sub-accounts or the policy.

RISK DISCLOSURE

International and emerging markets investing may involve additional risks including, but not limited to, political or currency risks that do not apply to domestic investments. Investments in high yield bonds involve greater credit risks than investments in higher rated securities. Investments in small companies present greater risk of loss than investments in larger, well-established companies. Investment in the Money Market Fund is neither insured nor guaranteed by the FDIC, NCUA, or any other government agency. Although the fund seeks to maintain a stable net asset value of $1.00 per share, it is possible to lose money by investing in the fund.

TO OBTAIN A PROSPECTUS AND/OR AN ILLUSTRATION

To obtain a prospectus, download one from www.allmerica.com or call our customer service line at 800-533-7881. Please read it carefully. Consider the product’s objectives, risks, charges and expenses before you invest. The prospectus contains this and other important information about the product.

If you own a life insurance policy and would like to request a personalized illustration of death benefits, cash surrender values and cash values, you may call our customer service line at 800-533-7881.

Variable insurance products are issued by Allmerica Financial Life Insurance and Annuity Company and First Allmerica Life Insurance Company, and are distributed through VeraVest Investments, Inc., member NASD/SIPC, located at 440 Lincoln Street, Worcester, MA 01653, 508-855-1000.

04-0027(12/04)

Product Performance Summary

Vari-Exceptional Life Plus (AFLIAC)

Average Annual Total Returns as of 12/31/05

The average annual total returns for the Vari-Exceptional Life Plus sub-accounts of AFLIAC are summarized below. The returns shown are net of total underlying fund expenses and all sub-account charges, but do not include insurance charges, including the premium expense charge, monthly charges under the policy, surrender charges or transaction charges. If the returns included the effect of these additional charges, they would have been significantly lower. For returns of the underlying funds that do not reflect the deduction of insurance and sub-account charges please refer to the following individual portfolio reviews.

			Without Surrender and Monthly Policy Charges
Sub-Accounts	Fund Inception Date	Sub- Account Inception Date	1 Year	5 Years	10 Years or Life of Fund (if less)	10 Years or Life of Sub- Account (if less)

Allmerica Investment Trust
AIT Core Equity Fund	4/29/85	11/19/87	5.50%	-1.49%	6.57%	6.57%
AIT Equity Index Fund	9/28/90	10/25/90	3.86%	-0.35%	8.06%	8.06%
AIT Government Bond Fund	8/26/91	11/6/91	1.04%	3.87%	4.44%	4.44%
AIT Money Market Fund	4/29/85	12/22/87	2.23%	1.56%	3.24%	3.24%
AIT Select Capital Appreciation Fund	4/28/95	4/28/95	14.11%	7.52%	10.21%	10.21%
AIT Select Growth Fund	8/21/92	9/17/92	6.85%	-4.98%	5.92%	5.92%
AIT Select International Equity Fund	5/2/94	5/3/94	11.85%	0.29%	5.78%	5.78%
AIT Select Investment Grade Income Fund	4/29/85	12/2/87	1.33%	4.49%	4.91%	4.91%
AIT Select Value Opportunity Fund	4/30/93	5/6/93	6.65%	10.24%	12.70%	12.70%

AIM Variable Insurance Funds
AIM V.I. Global Health Care Fund	5/22/97	5/1/01	7.61%	-0.87%	8.57%	2.59%

Delaware VIP Trust
Delaware VIP International Value Equity Series	10/29/92	5/18/93	12.31%	8.47%	9.12%	9.12%

Fidelity Variable Insurance Products Fund
Fidelity VIP Asset Manager Portfolio	9/6/89	5/11/94	3.52%	2.02%	6.18%	6.18%
Fidelity VIP Equity-Income Portfolio	10/9/86	11/16/87	5.34%	3.45%	8.03%	8.03%
Fidelity VIP Growth Portfolio	10/9/86	11/16/87	5.27%	-3.99%	6.70%	6.70%
Fidelity VIP High Income Portfolio	9/19/85	11/19/87	2.19%	4.99%	2.91%	2.91%
Fidelity VIP Index 500 Portfolio	8/27/92	10/15/99	4.30%	-0.15%	8.17%	-0.23%
Fidelity VIP Overseas Portfolio	1/28/87	11/19/87	18.45%	3.52%	6.60%	6.60%

Franklin Templeton Variable Insurance Products Trust (Class 2)
FT VIP Franklin Large Cap Growth Securities Fund	5/1/96	5/1/01	0.55%	-1.80%	7.48%	-1.88%
FT VIP Franklin Small-Mid Cap Growth Securities Fund	11/1/95	5/1/01	4.26%	-1.13%	8.76%	0.98%

Janus Aspen Series (Service Shares)
Janus Aspen Large Cap Growth Portfolio	9/13/93	5/1/01	3.49%	-5.22%	5.96%	-4.43%

T. Rowe Price International Series, Inc.
T. Rowe Price International Stock Portfolio	3/31/94	6/25/95	15.45%	1.33%	4.51%	4.51%

Returns in the column designated as “Life of Fund” assume an investment in the underlying funds listed above on the date of inception of each fund, if the fund has been in existence for less than ten years. Returns in the column designated as “Life of Sub-Account” assume an investment in the underlying funds listed above on the date of inception of each sub-account, if the sub-account has been in existence for less than ten years. All full surrenders, or withdrawals in excess of the free amount, may be subject to a surrender charge.

Returns in this report are historical and are not indicative of future results. The return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost.

Variable Life Insurance Product Information

VEL 87, VEL 91, VEL 93, Allmerica Variable Inheiritage

Product Description

These Policies are individual and joint survivorship flexible premium variable life insurance policies with Death Benefits, Policy Value, and other features traditionally associated with life insurance. The Policies are variable because the Policy Value will increase or decrease depending on the investment experience of the Sub-Accounts of the Separate Account. Under some circumstances, the Death Benefit may vary with the investment experience of the Sub-Accounts.

Payment Schedule

The Policies are flexible premium because, unlike traditional insurance policies, there is no fixed schedule for premium payments. The Policy Owner may vary the frequency and amount of future premium payments, subject to certain limits, restrictions and conditions set by Company standards and federal tax laws.

Cash Value Access

The Policy Owner may make partial withdrawals, borrow up to the Loan Value of the Policy or surrender the Policy for its Surrender Value. Loans and withdrawals will reduce the Policy Value and Death Benefit.

Fixed Account Information

The Policy Owner may allocate part or all of the Policy Value to the Fixed Account. The Fixed Account is a part of our General Account. The Company guarantees amounts allocated to the Fixed Account as to principal and a minimum rate of interest. The minimum interest the Company will credit on amounts allocated to the Fixed Account is 4.0% compounded annually. Fixed Account Guarantees are based on the claims-paying ability of the issuer.

Death Benefit

The Company will pay a Death Benefit to the Beneficiary when the Insured dies while the Policy is in effect. If the Policy was issued as a Second-to-Die Policy, the Death Benefit will be paid on the death of the last surviving Insured. The Death Benefit is the Surrender Value of the Policy after the final premium payment date.

Charges and Fees

The following is a brief description of the Charges and Fees associated with the Policies. Please see the prospectus for a detailed description of the specific charges that apply to your Policy.

Surrender Charges: These Policies provide for a contingent Surrender Charge which will be deducted if the Policy Owner requests a partial withdrawal, a full surrender of the Policy or decrease in Face Amount during a Surrender Charge period.

Insurance Charges: Charges are deducted monthly to compensate the Company for the anticipated cost of providing Death Proceeds and any additional options selected. These charges vary depending on the type of Policy and underwriting class.

Charge for Increase/Decrease in the Face Amount: For each increase or decrease in Face Amount, a transaction charge of $40 may be deducted from Policy Value.

Transfers: The Company currently does not restrict the number of transfers among the Sub-Accounts. The first 12 transfers may be made free of charge. A fee of up to $25 may be assessed for each subsequent transfer.

Charges Against the Assets of the Separate Account: The Company assesses each Sub-Account with a charge for mortality and expense risks assumed by the Company. A charge for administrative expenses of the Separate Account may apply.

State and Local Premium Tax Charge: A charge for state and local premium taxes (if any) is deducted from each premium payment. The premium tax charge may vary based on the Insured’s residence. An additional up-front sales load (premium expense charge) may apply. The levels of fees and expenses vary among the funds.

Monthly Administration Charge: A monthly charge is assessed against the Policy to cover administration of the Policy.

Underlying Fund Expenses: The funds incur investment advisory fees and other expenses which are reflected in the Variable Account. The levels of fees and expenses vary among the funds.

Variable Life Insurance Product Information

Allmerica Estate Optimizer

Product Description

This Contract is a modified single premium life insurance contract with Death Benefits, Contract Value, and other features traditionally associated with life insurance. The Contract is variable because the Contract Value will increase or decrease depending on the investment experience of the Sub-Accounts of the Separate Account. Under some circumstances, the Death Benefit may vary with the investment experience of the Sub-Accounts.

Payment Schedule

This Contract requires a single payment on or before the Date of Issue. Additional payments may be made under certain circumstances.

Cash Value Access

The Contract Owner may make partial withdrawals, borrow up to the Loan Value of the Contract or surrender the Contract for its Surrender Value. A withdrawal reduces the Death Benefit by the same percentage that the amount withdrawn reduces Contract Value. Loans reduce the death benefit by the amount borrowed. Loans and withdrawals may be taxable and could be subject to a 10% tax penalty prior to age 59 1/2.

Fixed Account Information

The Contract Owner may allocate part or all of the Contract Value to the Fixed Account. The Fixed Account is a part of our General Account. The Company guarantees amounts allocated to the Fixed Account as to principal and a minimum rate of interest. The minimum interest we will credit on amounts allocated to the Fixed Account is 4.0% compounded annually. Fixed Account Guarantees are based on the claims-paying ability of the issuer.

Death Benefit

The Company will pay a Death Benefit to the Beneficiary when the Insured dies while the Contract is in effect. If the Contract was issued as a Second-to-Die Contract, the Death Benefit will be paid on the death of the last surviving Insured.

Charges and Fees

The following is a brief description of the Charges and Fees associated with the Contract. Please see the prospectus for a detailed description of the specific charges that apply to your Contract.

Surrender Charges: The Contract provides for a contingent Surrender Charge which will be deducted if the Contract Owner requests a full surrender of the Contract or a partial withdrawal within ten Contract Years from the Date of Issue. This charge begins at 10% of the amount that exceeds the free 10% withdrawal amount and decreases to 0% by the tenth Contract Year.

Insurance Charges: Charges are deducted monthly to compensate the Company for the anticipated cost of providing Death Proceeds and any additional options selected. These charges vary depending on the type of Contract and underwriting class.

Transfers: The Company currently does not restrict the number of transfers among the Sub-Accounts. The first 12 transfers may be made free of charge. A fee of up to $25 may be assessed for each subsequent transfer.

Charges Against the Assets of the Separate Account: The Company assesses each Sub-Account with a charge of 0.90% on an annual basis for mortality and expense risks assumed by the Company. A charge of 0.20% will be assessed against each Sub-Account plus the Fixed Account on an annual basis for administrative expenses of the Contract.

Distribution Fee: For the first ten Contract Years only, a charge of 0.90% is assessed on an annual basis for distribution expenses.

Federal and State Payment Tax Charge: For the first Contract Year only, a charge of 1.50% is assessed on an annual basis for federal, state and local taxes.

Monthly Administration Charge: A monthly charge is assessed against the Contract to cover administration of the Contract. This charge is waived if the Contract Value exceeds $100.

Underlying Fund Expenses: The funds incur investment advisory fees and other expenses which are reflected in the Variable Account. The levels of fees and expenses vary among the funds.

Variable Life Insurance Product Information

Vari-Exceptional Life Plus

Product Description

This Policy is an individual flexible premium variable life insurance policy offered to eligible applicants who are members of a non-qualified benefit plan having a minimum of five or more members, depending on the group, and are age 80 years old or under. The Policy is variable because the Policy Value will increase or decrease depending on the investment experience of the Sub-Accounts of the Separate Account. Under some circumstances, the Death Benefit may vary with the investment experience of the Sub-Accounts.

Payment Schedule

The Policy is flexible premium because, unlike traditional insurance policies, there is no fixed schedule for premium payments. The Policy Owner may vary the frequency and amount of future premium payments, subject to certain limits, restrictions and conditions set by Company standards and federal tax laws.

Cash Value Access

Policy Owners may make partial withdrawals, borrow up to the Loan Value of the Policy or surrender the Policy for its Surrender Value. Loans and withdrawals will reduce the Policy Value and Death Benefit.

Fixed Account Information

The Company bears full investment risk for amounts allocated to the General Account and guarantees that interest credited will not be less than an annual rate of 4.0%. The Company, at its sole discretion, may credit a higher rate of interest although it is not obligated to credit interest in excess of the guaranteed minimum rate. The excess interest rate, if any, in effect on the date a premium is received is guaranteed on that premium for one year unless the Policy Value associated with the premium becomes security for a Policy Loan. Fixed Account Guarantees are based on the claims-paying ability of the issuer.

Death Benefit

The Company will pay a Death Benefit to the Beneficiary when the Insured dies while the Policy is in effect. The Death Benefit is the Surrender Value of the Policy after the final premium payment date.

Charges and Fees

The following is a brief description of the Charges and Fees associated with the Policy. Please see the prospectus for a detailed description of the specific charges that apply to your Policy.

Surrender Charges: This Policy provides for a contingent deferred sales and administrative charge varying by product version. The maximum Surrender Charge remains level for 44 months, reduces by 1% per month for the next 76 Policy Months and is 0 thereafter. A separate Surrender Charge may be calculated for each Face Amount increase.

Partial Withdrawal Charge: In addition to Surrender Charges, an additional processing charge, which is the smaller of 2.0% of the withdrawal amount or $25, will be assessed on each partial withdrawal.

Transfer Charge: The Company currently does not restrict the number of transfers among the Sub-Accounts. The first 12 transfers may be made free of charge. A fee of up to $25 may be assessed for each subsequent transfer.

Face Amount Increase Charge: For each increase in Face Amount, a transaction charge equal to $40 will be assessed.

State and Local Premium Tax Charge: A charge for state and local premium taxes (if any) is deducted from each premium payment. The premium tax charge may vary based on the Insured’s residence.

Monthly Administration Charge: A monthly charge is assessed against the Policy to cover administration of the Policy. The current and guaranteed charge is $5 per month.

Monthly Mortality and Expense Risk Charge: The current charge is 0.50% but will not exceed a guaranteed effective annual rate of 0.90%.

Allocation Change Charge: A charge may be assessed not to exceed $25 for changing net premium allocation instructions.

Monthly Cost of Insurance: Current charges vary by month depending on age, Face Amount and other Policy variables.

Underlying Fund Expenses: The funds incur investment advisory fees and other expenses which are reflected in the Variable Account. The levels of fees and expenses vary among the funds.

If you would like to request additional copies of this report, please call 1-800-533-7881

Vari-Exceptional Life (‘87, ‘91 & ‘93) • Allmerica Variable Inheiritage

Allmerica Estate Optimizer • Vari-Exceptional Life Plus

Products are issued by Allmerica Financial Life Insurance and Annuity Company

(First Allmerica Financial Life Insurance Company in NY) and offered by Vera Vest Investments, Inc., member NASD/SIPC.

440 Lincoln Street, Worcester, MA 01653, Phone 508-855-1000, Fax 508-853-6332, www.allmerica.com

THE ALLMERICA COMPANIES

The Hanover Insurance Company • Citizens Insurance Company of America • Citizens Management Inc.

Opus Investment Management, Inc. • AMGRO, Inc. • Financial Profiles, Inc. • VeraVest Investments, Inc.

Allmerica Financial Life Insurance and Annuity Company • First Allmerica Financial Life Insurance Company

AR-AGYLIFE (12/05)